Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

	Quarter ended		Year-to-Date
	June 30		June 30
($ millions)	2020	2019	2020	2019
Equity component, allowance for funds used during construction	21	19	35	37
Derivative gains	11	6	—	13
Interest income	3	4	8	8
Gain on repayment of debt	—	11	—	11
Other	12	3	13	12
	47	43	56	81